FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring Basis
Schedule of quantitative information about level 3 fair value measurements

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at
Description	December 31, 2025	Valuation Techniques	Unobservable Input	Average/Median
Convertible note measured at fair value	$4,243	Binomial Tree Model	Volatility	98%

Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis
Schedule of financial assets and liabilities accounted for at fair value on a recurring basis

(In thousands)	Fair Value at
Description	December 31, 2025	Level 1	Level 2	Level 3
Debt securities measured at fair value:
Convertible note	$4,243	$—	$—	$4,243

(In thousands)	Fair Value at
Description	December 31, 2024	Level 1	Level 2	Level 3
Investment in equity securities, at fair value:	$
Investment in ordinary shares	$2,557	$2,557	$—	$—
Investment in warrants - Designated as investment measured at FVTPL	$66	$—	$66	$—